Long Term Debt - Consolidated Debt Obligations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
PIK notes [Member]
Debt Instrument [Line Items]
Senior notes maturity date	Dec. 15, 2018
Debt interest rate, minimum	10.00%
Debt interest rate, maximum	10.75%
7.625 % Senior Notes Due May 2021 [Member]
Debt Instrument [Line Items]
Senior notes maturity date	May 01, 2021
MRD [Member] | 2.0 billion revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facilities	2,000.0
Senior notes maturity date	Jun. 30, 2019
MRD [Member] | 1.0 billion revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facilities		1,000.0
Termination date of revolving credit facility		Jun. 30, 2014
MRD [Member] | PIK notes [Member]
Debt Instrument [Line Items]
Debt interest rate, minimum		10.00%
Senior notes redemption date		Jun. 30, 2014
Debt interest rate, maximum		10.75%
MRD [Member] | 5.875% Senior Unsecured Notes Due July 2022 [Member]
Debt Instrument [Line Items]
Senior notes maturity date	Jul. 31, 2022
Debt interest rate	5.875%
Estimated fair value of fixed rate debt	534.0
MRD [Member] | WildHorse Resources, LLC [Member] | 325.0 Million Lien Term Facility [Member]
Debt Instrument [Line Items]
Credit facilities		325.0
MEMP [Member]
Debt Instrument [Line Items]
Credit facilities	2,000.0
MEMP [Member] | 2.0 billion revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facilities	2,000.0
Senior notes maturity date	Mar. 31, 2018
MEMP [Member] | 7.625 % Senior Notes Due May 2021 [Member]
Debt Instrument [Line Items]
Senior notes maturity date	May 31, 2021
Debt interest rate	7.625%
Estimated fair value of fixed rate debt	563.5	721.0
MEMP [Member] | 6.875% Senior Unsecured Notes Due August 2022 [Member]
Debt Instrument [Line Items]
Senior notes maturity date	Aug. 31, 2022
Debt interest rate	6.875%
Estimated fair value of fixed rate debt	380.0